Note 13 - Supplemental Balance Sheet Information - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Compensation related	$ 112	$ 85
Income tax payable	3,238	3,240
Other taxes payable	355	336
Total	$ 3,705	$ 3,661